Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of loss from discontinued operations
	Year Ended December 31,
	2020	2019
Revenues	$—	$440,225
Costs of revenue	—	(115,338)
Sales and marketing expense	—	(270,200)
Product development expense	—	(76,845)
General and administrative expense	—	(82,722)
Loss from discontinued operations	$—	$(104,880)